RECEIVABLES - Additional Information (Details) $ in Millions	6 Months Ended
	Jun. 30, 2021 USD ($) contract account	Jun. 30, 2020 USD ($) contract
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual payments period	30 days
Receivables delinquency period	90 days
North America
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease, contracts (in contracts) | contract	204	275
Pre-modification value of retail and finance lease receivable contracts	$ 6	$ 9
Post-modification value of retail and finance lease receivable contracts	$ 5	$ 8
Number of accounts receivable undergoing bankruptcy proceedings (in contracts)	339	330
Amount of accounts receivable undergoing bankruptcy proceedings	$ 22	$ 21
Europe
Accounts, Notes, Loans and Financing Receivable [Line Items]
Pre-modification value of retail and finance lease receivable contracts	86	78
Post-modification value of retail and finance lease receivable contracts	$ 79	$ 71